Basis of Presentation and summary of significant accounting policies - Valuation of inventories (Details)	12 Months Ended
Sep. 30, 2021
Basis of Presentation and summary of significant accounting policies
Period of obsolescence	2 years
Provision for obsolescence of inventory	40.00%